Provisions and contingent liabilities - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Total - non-current assets	R$ 1,032,717	R$ 946,383
Tax [member]
Disclosure of other provisions [line items]
Total - non-current assets	856,830	790,979
Labor [member]
Disclosure of other provisions [line items]
Total - non-current assets	37,715	42,624
Civil and other [member]
Disclosure of other provisions [line items]
Total - non-current assets	R$ 138,172	R$ 112,780